PROVISION FOR EMPLOYEE BENEFITS - long term provisions (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term provision for employee benefits
Provision for post-employment benefits	₺ 153,780	₺ 150,563
Post-employment benefits
Long term provision for employee benefits
Provision for post-employment benefits	₺ 153,780	₺ 150,563	₺ 39,151